                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                --------------

Check here if Amendment [  ]; Amendment Number:  ________
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Crossroads Investment Company, L.P.
       -------------------------------------
Address:  1717 Main Street
       -------------------------------------
          Suite 2500
       -------------------------------------
          Dallas, TX  75201
       -------------------------------------

Form 13F File Number:  28-06055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brad K. Heppner
          -----------------------
Title:    Chief Executive Officer
          -----------------------
Phone:    (214) 698-2777
          -----------------------

Signature, Place, and Date of Signing:

        /s/ Brad K. Heppner            Dallas, TX               May 3, 2001
------------------------------------  -------------          ---------------
             [Signature]              [City, Place]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                           --------------------

Form 13F Information Table Entry Total:          19
                                           --------------------

Form 13F Information Table Value Total:            $77,382
                                           --------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE















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                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Active Power, Inc.        Common      00504W100    1,934        95,219 SH           Sole            None        95,219   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications,   Common      000886101    3,478       409,198 SH           Sole            None       409,198   0      0
Inc.                      Stock
------------------------------------------------------------------------------------------------------------------------------------
Agile Software Corp.      Common      00846X105    1,047        95,010 SH           Sole            None        95,010   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc. Common      00971T101      275        32,103 SH           Sole            None        32,103   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Ariba, Inc.               Common      04033V104      190        24,018 SH           Sole            None        24,018   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel             Common      184502102   36,565       671,531 SH           Sole            None       671,531   0      0
Communications            Stock
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.       Common      17275R102    9,148       578,517 SH           Sole            None       578,517   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Corvis Corp.              Common      221009103      208        29,575 SH           Sole            None        29,575   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Deltagen, Inc.            Common      24783R103    4,589       798,084 SH           Sole            None       798,084   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Edison Schools, Inc.      Common      281033100      324        15,983 SH           Sole            None        15,983   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
New Focus, Inc.           Common      644383101    1,186        94,800 SH           Sole            None        94,800   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.     Common      656568102      394        28,059 SH           Sole            None        28,059   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Nuance Communications,    Common      669967101      402        40,051 SH           Sole            None        40,051   0      0
Inc.                      Stock
------------------------------------------------------------------------------------------------------------------------------------
ONI Systems Corp.         Common      68273F103    3,244       166,355 SH           Sole            None       166,355   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Openware Systems, Inc.    Common      683718100    1,082        54,533 SH           Sole            None        54,533   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Orchid Biosciences, Inc.  Common      68571P100    1,081       227,677 SH           Sole            None       227,677   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc.      Common      835916107    7,231       362,385 SH           Sole            None       362,385   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc.   Common      871206108    3,940       394,027 SH           Sole            None       394,027   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
Vignette Corporation      Common      926734104    1,064       165,281 SH           Sole            None       165,281   0      0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------


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